Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2025	2024
	$	$

Revenues receivable from royalty, stream and other interests	2,283	2,110
Other receivables	944	996
	3,227	3,106